Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans secured by real estate:
Total loans secured by real estate	$ 358,554	$ 358,754
Consumer loans	237	350
Commercial business	57,790	69,310
Government and other	21,587	8,869
Subtotal	438,168	437,283
Less: Net deferred loan origination fees	(252)	(251)
Less: Undisbursed loan funds	(95)	(51)
Loans receivable	437,821	436,981
Construction and Land Develolpment [Member]
Loans secured by real estate:
Total loans secured by real estate	21,462	23,984
Residential Including Home Equity [Member]
Loans secured by real estate:
Total loans secured by real estate	161,932	154,945
Loans receivable	161,664	154,627
Commercial Real Estate and Other Dwelling [Member]
Loans secured by real estate:
Total loans secured by real estate	175,160	179,825
Loans receivable	$ 195,349	$ 175,769